Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 97	$ 82
Debt securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	9,931	9,155
Maximum exposure to loss	9,931	9,155
Cash, cash equivalents and short-term securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	539	790
Maximum exposure to loss	539	790
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	5,869	5,766
Maximum exposure to loss	5,869	5,766
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,484	3,365
Maximum exposure to loss	3,484	3,365
Other financial invested assets | Limited partnerships - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,128	2,786
Maximum exposure to loss	$ 3,128	$ 2,786